Intangible Asset - Net - Schedule of Intangible Asset - Net (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Finite Lived Intangible Assets Net [Abstract]
Computer software	$ 1,586
Less: accumulated amortization	112
Net carrying value	$ 1,474